MARSHALL FUNDS, INC.

Supplement dated April 1, 2011 to:

Prospectus dated December 29, 2010 (as supplemented) for Marshall Mid-Cap Value Fund

Information in the section “Fund Summary – Marshall Mid-Cap Value Fund – Management of the Fund – Portfolio Manager” is replaced with the following:

“Portfolio Managers. Matthew B. Fahey, Gregory S. Dirkse and Brian J. Janowski are the portfolio managers of the Fund. Mr. Fahey is the lead portfolio manager of the Fund. Mr. Fahey, a Senior Vice President and a Portfolio Manager of the Adviser, has managed the Fund since June 1997 and has been employed by the Adviser since 1984. Mr. Dirkse, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since March 2011 and has been employed by the Adviser since 1999. Mr. Janowski, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since March 2011 and has been employed by the Adviser since 2008.”

Information regarding Marshall Mid-Cap Value Fund in the section “Marshall Funds, Inc. Information – Portfolio Managers” is replaced with the following:

“Matthew B. Fahey, Gregory S. Dirkse and Brian J. Janowski are the portfolio managers of the MID-CAP VALUE FUND. Mr. Fahey is the lead portfolio manager of the Fund, but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Fahey, a Senior Vice President and a Portfolio Manager of the Adviser since 1988, joined the Adviser in October 1984. Mr. Dirkse, a Vice President and a Portfolio Manager of the Adviser since 2011, joined the Adviser in June 1999. Mr. Janowski, a Vice President and a Portfolio Manager of the Adviser since 2011, joined the Adviser in April 2008. Prior to joining the Adviser, Mr. Janowski was with American Family Insurance since 2002, where he was a Portfolio Manager and Equity Analyst.”

Thank you for your investment in the Marshall Funds. If you have any questions regarding the Marshall Funds, please contact Marshall Investor Services at 1-800-236-3863.

This supplement should be retained for future reference.

MARSHALL FUNDS, INC.

Supplement dated April 1, 2011 to:

Statement of Additional Information dated December 29, 2010 for Marshall Mid-Cap Value Fund

Information regarding Marshall Mid-Cap Value Fund in the section “Portfolio Managers – Other Accounts Managed by Portfolio Managers of the Funds” is supplemented with the following:

“Matthew B. Fahey, Gregory S. Dirkse and Brian J. Janowski are the portfolio managers of Mid-Cap Value. Mr. Fahey is the lead portfolio manager of the Fund, but all members of the team share investment decision making responsibilities. As of January 31, 2011, Messrs. Dirkse and Janowski did not manage any other registered investment companies, other pooled investment vehicles or other accounts.”

Information regarding Marshall Mid-Cap Value Fund in the section “Portfolio Managers – Ownership of Fund Shares by Portfolio Managers” is supplemented with the following:

“Fund/Portfolio Manager	Dollar Range of Shares Owned

Mid-Cap Value

Gregory S. Dirkse	$50,001-$100,000

Brian J. Janowski	$10,001-$50,000”

Thank you for your investment in the Marshall Funds. If you have any questions regarding the Marshall Funds, please contact Marshall Investor Services at 1-800-236-3863.

This supplement should be retained for future reference.